Other Information - Schedule of Future Minimum Commitments From Leases (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Operating and office equipment	€ 21,000	€ 23,000
Less Than 1 Year [Member] | Building Rent [Member]
Statement Line Items [Line Items]
Operating and office equipment	516,000	520,000
Less Than 1 Year [Member] | Vehicle Leases [Member]
Statement Line Items [Line Items]
Operating and office equipment	395,000	274,000
1 Year - 5 Years [Member]
Statement Line Items [Line Items]
Operating and office equipment	16,000	37,000
1 Year - 5 Years [Member] | Building Rent [Member]
Statement Line Items [Line Items]
Operating and office equipment	1,780	1,870
1 Year - 5 Years [Member] | Vehicle Leases [Member]
Statement Line Items [Line Items]
Operating and office equipment	390,000	375,000
More Than 5 Years [Member]
Statement Line Items [Line Items]
Operating and office equipment
More Than 5 Years [Member] | Building Rent [Member]
Statement Line Items [Line Items]
Operating and office equipment	1,188	1,620
More Than 5 Years [Member] | Vehicle Leases [Member]
Statement Line Items [Line Items]
Operating and office equipment